Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income	Retained earnings
Beginning Balances at Dec. 31, 2021	$ 1,781,254	$ 300,000	$ 595	$ (158,459)	$ 428,945	$ 9,750	$ 1,200,423
Beginning Balances (in shares) at Dec. 31, 2021		12,000	59,503,710	(10,671,855)
Restricted share units vested (in shares)			34,047
Exercise of share options	3,979		$ 2		3,977
Exercise of share options (in shares)			148,704
Purchase of treasury shares	$ (81,603)			$ (81,603)
Purchase of treasury shares (in shares)	(2,375,508)			(2,375,508)
Share-based compensation expense	$ 3,498				3,498
Preferred shares dividends declared	(9,938)						(9,938)
Dividends declared to common shareholders	(23,858)						(23,858)
Net income	161,233						161,233
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	89,100					89,100
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	4,295					4,295
Foreign currency translation adjustments	(236)					(236)
Income tax benefit (expense) related to items of other comprehensive income (loss)	(922)					(922)
Total comprehensive income (loss)	92,237
Ending Balances at Jun. 30, 2022	1,926,802	$ 300,000	$ 597	$ (240,062)	436,420	101,987	1,327,860
Ending Balances (in shares) at Jun. 30, 2022		12,000	59,686,461	(13,047,363)
Beginning Balances at Dec. 31, 2022	1,996,289	$ 300,000	$ 599	$ (337,551)	442,154	147,350	1,443,737
Beginning Balances (in shares) at Dec. 31, 2022		12,000	59,943,282	(16,308,627)
Restricted share units vested (in shares)			34,362
Exercise of share options	1,183		$ 2		1,181
Exercise of share options (in shares)			82,580
Purchase of treasury shares	$ (84,105)			$ (84,105)
Purchase of treasury shares (in shares)	(2,414,893)			(2,414,893)
Share-based compensation expense	$ 4,551				4,551
Preferred shares dividends declared	(9,938)						(9,938)
Dividends declared to common shareholders	(26,408)						(26,408)
Net income	114,896						114,896
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	32,239					32,239
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	(34,964)					(34,964)
Foreign currency translation adjustments	13					13
Income tax benefit (expense) related to items of other comprehensive income (loss)	27					27
Total comprehensive income (loss)	(2,685)
Ending Balances at Jun. 30, 2023	$ 1,993,783	$ 300,000	$ 601	$ (421,656)	$ 447,886	$ 144,665	$ 1,522,287
Ending Balances (in shares) at Jun. 30, 2023		12,000	60,060,224	(18,723,520)